Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2015
Supplement [Text Block]	gst3_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR, Class R, and Class R6 Shares of Goldman Sachs Retirement Portfolio Completion Fund

Supplement dated December 18, 2015 to the

Prospectus and Summary Prospectus, each dated July 31, 2015

On December 17, 2015, the Board of Trustees (the "Board") of the Goldman Sachs Trust (the "Trust") approved a proposal to liquidate one series of the Trust, the Goldman Sachs Retirement Portfolio Completion Fund (the "Fund"). After careful consideration of a number of factors, the Board concluded that the continuation of the Fund would not be in the best interests of the Fund or its shareholders, and that it is advisable and in the best interests of the Fund and its shareholders to terminate and liquidate the Fund. The Fund will be liquidated on or about February 19, 2016 (the "Liquidation Date") pursuant to a Plan of Liquidation approved by the Board. This date may be changed without notice at the discretion of the Trust's officers.

Suspension of Sales. As of the close of business on December 24, 2015, shares of the Fund will no longer be available for purchase by investors, except that certain employee benefit plans and certain financial institutions providing services to employee benefit plans including 401(k) plans, profit sharing plans and money purchase pension plans, 403(b) plans, 457 plans and SIMPLE plans that hold shares of the Fund may continue to purchase shares of the Fund. To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash or in additional shares of the Fund, depending on each shareholder's current election, as discussed in the Prospectus.

Liquidation of Assets. On or after December 24, 2015, the Fund shall cease its business and may depart from its stated investment objective and policies as it prepares to liquidate and distribute its assets to shareholders. In connection with the liquidation, all outstanding shares of the Fund on the Liquidation Date will be automatically redeemed by the Fund. Each shareholder of record on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder's proportionate interest in the Fund's net assets plus accrued and unpaid earnings of the Fund at the time of liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof in cash or in-kind, as provided in the Prospectus. Shareholders may also exchange their shares for shares of the same class of another Goldman Sachs Fund at net asset value without imposition of an initial sales charge or a contingent deferred sales charge. Redemptions of shares by current shareholders between December 24, 2015 and the Liquidation Date will not be subject to any applicable contingent deferred sales charge.

Goldman Sachs Retirement Portfolio Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst3_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR, Class R, and Class R6 Shares of Goldman Sachs Retirement Portfolio Completion Fund

Supplement dated December 18, 2015 to the

Prospectus and Summary Prospectus, each dated July 31, 2015

On December 17, 2015, the Board of Trustees (the "Board") of the Goldman Sachs Trust (the "Trust") approved a proposal to liquidate one series of the Trust, the Goldman Sachs Retirement Portfolio Completion Fund (the "Fund"). After careful consideration of a number of factors, the Board concluded that the continuation of the Fund would not be in the best interests of the Fund or its shareholders, and that it is advisable and in the best interests of the Fund and its shareholders to terminate and liquidate the Fund. The Fund will be liquidated on or about February 19, 2016 (the "Liquidation Date") pursuant to a Plan of Liquidation approved by the Board. This date may be changed without notice at the discretion of the Trust's officers.

Suspension of Sales. As of the close of business on December 24, 2015, shares of the Fund will no longer be available for purchase by investors, except that certain employee benefit plans and certain financial institutions providing services to employee benefit plans including 401(k) plans, profit sharing plans and money purchase pension plans, 403(b) plans, 457 plans and SIMPLE plans that hold shares of the Fund may continue to purchase shares of the Fund. To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash or in additional shares of the Fund, depending on each shareholder's current election, as discussed in the Prospectus.

Liquidation of Assets. On or after December 24, 2015, the Fund shall cease its business and may depart from its stated investment objective and policies as it prepares to liquidate and distribute its assets to shareholders. In connection with the liquidation, all outstanding shares of the Fund on the Liquidation Date will be automatically redeemed by the Fund. Each shareholder of record on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder's proportionate interest in the Fund's net assets plus accrued and unpaid earnings of the Fund at the time of liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof in cash or in-kind, as provided in the Prospectus. Shareholders may also exchange their shares for shares of the same class of another Goldman Sachs Fund at net asset value without imposition of an initial sales charge or a contingent deferred sales charge. Redemptions of shares by current shareholders between December 24, 2015 and the Liquidation Date will not be subject to any applicable contingent deferred sales charge.